Cover	Feb. 28, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2025
Entity File Number	000-24368
Entity Registrant Name	FLEXPOINT SENSOR SYSTEMS, INC.
Entity Central Index Key	0000925660
Entity Tax Identification Number	87-0620425
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5718 W Dannon Way, Suite B
Entity Address, City or Town	West Jordan
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84081
City Area Code	801
Local Phone Number	568-5111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false